Annual Total Returns[BarChart] - Pharmaceuticals UltraSector ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.55%	24.68%	18.38%	50.52%	29.88%	5.80%	(6.32%)	15.04%	(14.92%)	19.98%